Pension Plans, Postretirement and Other Employee Benefits - Assumptions Used to Determine Postretirement Cost (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Discount rate, Benefit Obligation	3.80%	4.20%
Discount rate, Net Periodic Benefit Cost	4.20%	4.30%	4.10%